Taxation	12 Months Ended
Dec. 31, 2015
Taxation
Taxation

13.Taxation

a)Business Tax, Value Added Tax and Surcharges

The Group’s PRC operations are subject to PRC business tax (“Business Tax”) and surcharges at rates ranging from 0% to 8.65%, depending on the nature of the service revenue and the geographical region. Business Tax and surcharges is calculated by multiplying the applicable tax rate by gross revenue, and is recognized when the revenue is recognized. The Group recognized RMB17,090, RMB16,345 and RMB18,244 of business tax and surcharges, as a reduction of revenues, for the years ended December 31, 2013, 2014 and 2015, respectively.

Effective from January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax (“VAT”) Transformation Pilot Program (the “Pilot Program”) for certain industries. VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from goods sold or taxable labor services provided.

With the adoption of the Pilot Program, Shanghai Miyuan, Beijing Miyuan, Beijing Aizhenxin and majority businesses of Shanghai HQS and Xique’s businesses ceased to be subject to Business Tax. Shanghai Miyuan was subject to VAT at a rate of 3% from January 2012 to January 2013 and at a rate of 6% starting from February 2013. Beijing Miyuan was subject to VAT at a rate of 3% from September 2012 to December 2013 and at a rate of 6% starting from January 2014. Beijing Aizhenxin is subject to VAT at a rate of 3% starting from September 2012 and at a rate of 6% starting from October 2015.  Beijing Youyue Hudong, Beijing Caiyuanlai and Shanghai Tengwan were subject to VAT at a rate of 3% from April 2015, June 2015 and October 2015, respectively. Shanghai HQS’s online services, personalized matchmaking services and advertising services were subject to VAT at a rate of 6% starting from June 2014. Xique’s online services were subject to VAT at a rate of 3% starting from August 2015. Jiayuan Shanghai Center, Shanghai HQS’s events business, Shanghai HQS’s Beijing branch, Beijing HQS and Xique’s events business continued to be subject to Business Tax.

b)Income tax

The Cayman Islands and the British Virgin Islands

The Cayman Islands currently have no form of income, corporate or capital gains tax and no estate duty, inheritance tax or gift tax.

Companies incorporated or registered under the BVI Business Companies Act, 2004 (the “ BVI Act”) are currently exempt from income and corporate tax.  In addition, the British Virgin Islands currently does not levy capital gains tax on companies incorporated or registered under the BVI Act.

Hong Kong

Jiayuan Hong Kong is not subject to Hong Kong profits tax on foreign-sourced income, dividends and capital gains. As an entity incorporated in Hong Kong, Jiayuan Hong Kong was subject to 16.5% income tax for the years ended December 31, 2013, 2014 and 2015 on its taxable profits generated from operations in Hong Kong. Payment of dividends is not subject to withholding tax in Hong Kong.

The PRC

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%. Qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years. Qualified key software enterprises are entitled to a favorable statutory tax rate of 10%.

The Group’s PRC entities accrued for corporate income tax as follows:

•

Shanghai Miyuan was subject to 25% EIT in 2010. In 2011, Shanghai Miyuan was qualified as a software enterprise under which it is entitled to income tax exemption for the fiscal years 2011 and 2012 and a preferential tax rate of 12.5% from fiscal years 2013 through 2015. However, as Shanghai Miyuan was not continually qualified as a software enterprise in 2014, it was subject to 25% EIT in 2014 and thereafter.

•

Shanghai HQS was subject to 15% EIT as a result of HNTE status from 2010 to 2012. In February 2014, Shanghai HQS was qualified as a key software enterprise (“KSE”) and was subject to 10% EIT for 2013 and 2014. Shanghai HQS is currently in process for the renewal of KSE and expects to continue to be qualified as KSE in 2015. In April 2014, Shanghai HQS completed the process for the renewal of HNTE status and was continually entitled to a preferential income tax rate of 15% from 2013 to 2015. As Shanghai HQS is eligible for both preferential rates of 10% and 15% in 2013, 2014 and 2015, the Company elects to enjoy the rate of 10% for 2013, 2014 and 2015.

•

In 2014, Beijing Miyuan was qualified as a software enterprise under which it is entitled to income tax exemption for two years beginning from its first year with taxable income and a 50% tax reduction to a 12.5% income tax rate for the subsequent three years. Beijing Miyuan incurred taxable loss in 2015.

•	Beijing HQS, Xique, Beijing Aizhenxin, Jiayuan Shanghai Center, Beijing Youyue Hudong, Beijing Caiyuanlai and Shanghai Tengwan were subject to 25% EIT from 2013 to 2015.

In addition, under the EIT Law, effective from January 1, 2008, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise are subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company incorporated in certain qualified jurisdictions if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. This withholding tax regulation imposed on the dividend income received from the Group’s PRC subsidiaries reduces the Group’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC would be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on an assessment of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company and its overseas subsidiaries be treated as a resident enterprise for PRC tax purposes, they will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The Company’s subsidiaries had not declared any dividend to their respective parent companies and had determined that it had no plan to declare or pay any dividends to the parent companies out of the accumulated undistributed earnings as of December 31, 2012. Accordingly, no deferred income tax was accrued and required to be accrued as of December 31, 2012.

On May 16, 2013, the Board of Directors of the Company declared a special cash dividend of US$0.26 per ADS, payable to record holders of the Company’s ordinary shares at the close of business on June 5, 2013. The special dividend of US$7,800 was paid out of reserves to the shareholders on June 18, 2013. On September 29, 2014, the Board of Directors of the Company further declared a special cash dividend of US$0.67 per ADS, payable to record holders of the Company’s ordinary shares at the close of business on October 15, 2014. The special dividend of US$19,767 was paid out of reserves to the shareholders on October 27, 2014 and October 29, 2014.  As the Company assessed that it does not meet the criteria for being a tax resident enterprise in the PRC in accordance with Chinese EIT law and regulations, no withholding tax was withheld on behalf of the Company’s shareholders.

In addition, pursuant to the annual dividend policy which was approved by the Company’s board of directors on May 6, 2013, the Company expects to pay annual dividends with an aggregate amount of up to 60% of the Group’s annual net income before share-based compensation expenses.  Accordingly, the Group assessed that only a portion of the net income of the PRC entities for the year ended December 31, 2013 and thereafter will be reinvested indefinitely. As a result, deferred tax liabilities of RMB6,517 and RMB9,441 were recorded as of December 31, 2014 and 2015 for the accumulated earnings expected to be distributed as cash dividends from the Group’s PRC entities to the Group’s overseas entities.

The undistributed earnings held by the Group’s PRC entities as of December 31, 2014 and 2015 were RMB262,568 and RMB 310,514 respectively. An estimated PRC withholding taxes of RMB26,257 and RMB31,051 would be due if all the earnings were remitted as dividends as of December 31, 2014 and 2015, respectively.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Current tax expenses	9,520	6,434	4,620
Deferred taxation	3,533	(3,427)	3,966

Income tax expenses	13,053	3,007	8,586

Reconciliation of the differences between the PRC statutory EIT rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	2.6%	7.9%	7.7%
Effect of lower tax rates in other jurisdictions	(0.8)%	0.3%	5.4%
Effect of preferential tax treatments	(15.0)%	(19.3)%	(15.9)%
Tax incentives for research and development expenses (i)	(3.9)%	(7.2)%	(4.5)%
Withholding income tax for dividends	6.0%	8.3%	8.5%
Changes in valuation allowance:	3.1%	(2.0)%	(1.0)%
- Unrecognized tax losses	1.7%	1.8%	(1.0)%
- Accrued salaries and other expenses	—	(1.2)%	—
- Advertising expenses	1.4%	(3.8)%	—
- Doubtful accounts	—	1.2%	—

Effective income tax rate	17.0%	13.0%	25.2%

(i)  The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

The effect of the preferential tax treatments available to the Group is as follows.

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	14,498	6,125	6,938
Per share effect, basic	0.32	0.14	0.16
Per share effect, diluted	0.32	0.13	0.15

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2014	2015
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	6,565	5,282
Accrued salaries and other expenses	3,329	6,241
Advertising expenses	18,799	14,082
Government subsidies	169	169
Other	616	760

Total deferred tax assets, current	29,478	26,534

Deferred tax assets, non-current	—	—

Total deferred tax assets	29,478	26,534

Less: valuation allowance
Net operating loss carry forwards	(4,667)	(4,337)
Advertising expenses	(15,448)	(13,876)
Other	(381)	(381)

Total valuation allowance	(20,496)	(18,594)

Net deferred tax assets	8,982	7,940

Deferred tax liabilities, non-current
Withholding income tax for dividends	6,517	9,441

The Group had net operating loss carry forwards from certain subsidiaries, VIEs and VIE’s subsidiaries amounting to RMB21,749 as of December 31, 2015, of which RMB5,511 will expire on December 31, 2016, RMB2,143 will expire on December 31, 2017, RMB5,043 will expire on December 31, 2018, RMB6,174 will expire on December 31, 2019 and RMB1,056 will expire on December 31, 2020.

The Group evaluates a variety of factors in determining the amount of the valuation allowance, including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

In addition, pursuant to the EIT Law, the deductible advertising expenses should be no more than 15% of the revenues as determined under PRC GAAP and the excess amount could be carried forward to the following years. As the Group expects certain excess amount of advertising expenses incurred by shanghai HQS in previous years could be further deductible in 2015, the Group recognized the deferred tax assets for such amount. Other than that, the Group expects the deferred tax asset in relation to the additional excess amount of advertising expenses is not realizable in the foreseeable future, accordingly, full valuation allowance is provided. The following table shows the movements of valuation allowance for the years presented:

	Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of the year	(17,315)	(19,863)	(20,496)
Change in valuation allowance	(2,548)	(633)	1,902

Balance at end of the year	(19,863)	(20,496)	(18,594)